Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
(Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 247,556		$ 187,831
Restricted cash	2,564		2,041
Senior and ship mortgage notes, including premium	(1,300,021)		(1,326,897)
Capital lease obligations, including current portion	0	[1]	0	[1]
Long-term debt, including current portion	0	[1]	0	[1]
Loan receivable from affiliate companies	0	[2]	0	[2]
Long-term receivable from affiliate companies	0	[2]	0	[2]
(Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Senior and ship mortgage notes, including premium	0		0
Capital lease obligations, including current portion	(22,360)	[1]	(23,759)	[1]
Long-term debt, including current portion	(269,582)	[1]	(218,093)	[1]
Loan receivable from affiliate companies	7,791	[2]	2,660	[2]
Long-term receivable from affiliate companies	9,625	[2]	5,144	[2]
(Level III)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Senior and ship mortgage notes, including premium	0		0
Capital lease obligations, including current portion	0	[1]	0	[1]
Long-term debt, including current portion	0	[1]	0	[1]
Loan receivable from affiliate companies	0	[2]	0	[2]
Long-term receivable from affiliate companies	0	[2]	0	[2]
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	247,556		187,831
Restricted cash	2,564		2,041
Senior and ship mortgage notes, including premium	(1,300,021)		(1,326,897)
Capital lease obligations, including current portion	(22,360)	[1]	(23,759)	[1]
Long-term debt, including current portion	(269,582)	[1]	(218,093)	[1]
Loan receivable from affiliate companies	7,791	[2]	2,660	[2]
Long-term receivable from affiliate companies	$ 9,625	[2]	$ 5,144	[2]

[1]	The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.